Discontinued operations	12 Months Ended
Dec. 31, 2025
Discontinued Operations and Disposal Groups [Abstract]
Discontinued operations
Note 5 — Assets and liabilities held for sale
Total gains (losses) recognized by the Company upon consummation of the disposition of its net assets held for sale for the year ended December 31, 2025 were as follows:

	Year ended December 31, 2025
Disposal Group	Discontinued Operations	Held for Sale Entities
Missouri	$(2,397)	$—
Hemp-derived THC	(7,059)	—
Phytoscience Management Group, Inc.	—	247
North Shore Assets(1)	—	331
Acres Assets(2)	—	108
Illinois Assets	—	(508)
Rokshaw Limited (“Rokshaw”)’s noncannabis operation	—	1,029
Total gain (loss) on disposal of net assets held for sale	$(9,456)	$1,207

(1) On April 10, 2025, the Company completed the sale of its North Shore Assets, having received all required regulatory approvals.
(2) Refer to Note 9 — Notes receivable for further discussion.
Total gains (losses) recognized by the Company upon consummation of the disposition of its net assets held for sale for the year ended December 31, 2024 were as follows:

	Year ended December 31, 2024
Disposal Group	Discontinued Operations	Held for Sale Entities
Adult-use Maine	$71	$—
California	568	—
Colorado	1,687	—
Oregon	384	—
Michigan	2,087	—
Kentucky - CBD	212	—
North Shore Assets	—	(899)
Acres Assets(1)	—	(1,180)
Rokshaw Limited’s noncannabis operation	—	2,362
Total gain on disposal of net assets held for sale	$5,009	$283

(1) Refer to Note 9 — Notes receivable for further discussion.
The changes in assets and liabilities held for sale as of December 31, 2025 and 2024 were as follows:

Assets held for sale	Discontinued Operations	Held for Sale Entities	Total
Balance at December 31, 2023	$16,908	$4,579	$21,487
Transferred out, net	(1,255)	(4,579)	(5,834)
Balance at December 31, 2024	15,653	—	15,653
Transferred (out) in, net	(12,355)	383	(11,972)
Balance at December 31, 2025	$3,298	$383	$3,681

Liabilities associated with assets held for sale	Discontinued Operations	Held for Sale Entities	Total
Balance at December 31, 2023	$8,287	$886	$9,173
Transferred in (out), net	184	(452)	(268)
Balance at December 31, 2024	8,471	434	8,905
Transferred out, net	(1,398)	(434)	(1,832)
Balance at December 31, 2025	$7,073	$—	$7,073

As of December 31, 2025, Assets held for sale consisted of one real estate property; the sale of which was consummated in January 2026. As of December 31, 2024, Liabilities associated with assets held for sale consisted of an operating lease, the transfer of which was subject to regulatory approval.
Rokshaw Amendment
On April 30, 2025, the Company signed an amendment to the asset purchase agreement governing the sale of Rokshaw’s noncannabis operation to Thistle Pharma Limited, which was consummated on April 29, 2024. The amendment modifies the original terms for the outstanding cash consideration. Previously, £0.5 million was payable on each of the first and second anniversaries of the closing date (April 30, 2025 and April 30, 2026, respectively). As a result of the amendment, total cash consideration was reduced to £0.8 million and paid in full on April 30, 2025.
Note 6 — Discontinued operations
2025
On December 30, 2025, the Company approved plans to discontinue operations in two markets, Hemp-derived THC and Missouri, both of which represented strategic shifts having a major effect on the Company’s operations and financial results. Accordingly, the financial results for both operating segments were reclassified as discontinued operations as of and for the years ended December 31, 2025 and 2024.
Hemp-derived THC: The decision to exit the hemp-derived THC market was driven by recent federal and state legislative changes that materially restricted the legal definition of hemp and significantly curtailed the sale and distribution of hemp-derived THC products. These regulatory changes eroded demand, and no alternative legal markets for the Company’s hemp-derived THC products currently exist.
Missouri: The decision to exit the Missouri market was driven by persistent declines in operating performance and management’s determination that projected future cash flows were insufficient to recover the carrying value of the associated asset group as of December 31, 2025.
As of December 31, 2025, the Company has no significant continuing involvement with the operations classified as discontinued operations on 2023.
2024
The Company did not reclassify any of its operations to discontinued operations during the year ended December 31, 2024.
The following table summarizes the major classes of assets and liabilities of the Company’s discontinued operations as of December 31, 2025 and 2024:

	As of
	December 31, 2025	December 31, 2024
Assets
Inventories, net	$—	$3,717
Prepaid expenses and other current assets	278	62
Total current assets	278	3,779
Deferred tax asset(1)	3,020	7,363
Property, plant and equipment, net	—	3,822
Right-of-use assets, operating lease, net	—	689
Total non-current assets	3,020	11,874
Total assets	$3,298	$15,653

Liabilities
Accrued expenses(2)	$7,060	$8,318
Lease liabilities, operating - current	13	140
Total current liabilities	7,073	8,458
Lease liabilities, operating - net of current	—	13
Total non-current liabilities	—	13
Total liabilities	$7,073	$8,471

(1) Deferred tax asset for the years ended December 31, 2025 and 2024 is primarily a result of the formal dissolution of certain legal entities that were associated with the Company’s discontinued operations.

(2) Consists primarily of accrued litigation contingencies. See Note 26 — Commitments and contingencies for further details.
The following table presents the Company’s condensed consolidated statements of operations for its discontinued operations for the years ended December 31, 2025 and 2024:

	Years Ended
	December 31, 2025	December 31, 2024
Total revenues, net	$11,592	$9,208
Cost of goods sold	14,046	10,478
Gross profit	(2,454)	(1,270)
Total operating expenses	10,000	5,174
Loss from operations	(12,454)	(6,444)
Total other expense, net	(8,128)	(3,271)
Loss before provision for income taxes	(20,582)	(9,715)
Provision for income taxes	(5,668)	(683)
Net loss from discontinued operations	$(26,250)	$(10,398)

(1) The provision for income taxes for the years ended December 31, 2025 and 2024 is primarily a result of the formal dissolution of certain legal entities that were associated with the Company’s discontinued operations.